                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS
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[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC IMAGE]

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

[GRAPHIC IMAGE]

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                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2004

INVESTMENT UPDATE

[PHOTO OF ARIEH COLL]

Arieh Coll
Portfolio Manager

Management Discussion

- During the six months ended April 30, 2004, the Fund benefited from favorable economic conditions, as the pace of U.S. economic growth gained momentum. For the past two quarters, real Gross Domestic Product grew at a solid 4% annual rate. Industrial production, retail sales and other measures of economic activity also expanded at a healthy pace. As the economy strengthened, corporate profits surged, helping to drive up the general level of stock prices. Recently, employment has even begun to improve.

- The Fund posted positive returns for the period; however, it underperformed its benchmark, the S&P 500 Composite Index (the "S&P 500").(1) Within the S&P 500, which is made up of growth stocks and value stocks, growth stocks underperformed value stocks during the period. Because the Fund primarily invests in growth companies, the relatively weak performance of growth stocks in the broader market had a negative effect on the Fund's performance relative to the benchmark.

- More specifically, the Fund's underperformance can be attributed to the performance of five individual stocks within the Portfolio over the six month period, more so than any particular sector trend. About half of the Fund's underperformance was due to a sharp one-day price drop of two technology-related stocks, which the Portfolio sold and no longer owns. Three stocks in other areas of the Portfolio also had poor performance during the period. Management sold its position in one of the names, and maintained holdings in the other two, believing that the fundamentals and growth prospects of the stocks continued to make them attractive investments.

- In terms of which stocks contributed positively to the Fund's performance, some of our holdings in telecommunications stocks enjoyed significant price increases over the six-month period.

- Guided by our tax-efficient investment strategies, the Portfolio will continue to focus its investments in growth companies - those characterized by their attractive long-term investment prospects that we expect will grow faster than the U.S. economy and the U.S. stock market as a whole. We will maintain our discipline of buying shares of such companies when they are reasonably priced relative to their fundamental value with the expectation of holding them for the long term.

The Fund

   The Past Six Months

- During the six months ended April 30, 2004, the Fund's Class A shares had a total return of 1.34%. This return was the result of an increase in net asset value (NAV) to $9.82 on April 30, 2004, from $9.69 on October 31, 2003.(2)

- The Fund's Class B shares had a total return of 0.96% during the same period, the result of an increase in NAV to $9.48 from $9.39.(2)

- The Fund's Class C shares had a total return of 0.96% during the same period, the result of an increase in NAV to $9.50 from $9.41.(2)

- For comparison, the S&P 500 Composite Index - a broad-based, unmanaged market index commonly used to measure overall U.S. stock market performance - returned 6.27% for the six-month period ended April 30, 2004.(1)

SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

(1) It is not possible to invest directly in an Index.
(2) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be reduced.

    Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

    MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                                         ONE YEAR   LIFE OF FUND
Return Before Taxes                                         29.38%        -0.47%
Return After Taxes on Distributions                         29.38%        -0.47%
Return After Taxes on Distributions                         19.10%        -0.40%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                                         ONE YEAR   LIFE OF FUND
Return Before Taxes                                         21.99%        -1.99%
Return After Taxes on Distributions                         21.99%        -1.99%
Return After Taxes on Distributions                         14.29%        -1.69%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                                         ONE YEAR   LIFE OF FUND
Return Before Taxes                                         28.28%        -1.39%
Return After Taxes on Distributions                         28.28%        -1.39%
Return After Taxes on Distributions                         18.38%        -1.18%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                                         ONE YEAR   LIFE OF FUND
Return Before Taxes                                         23.28%        -2.18%
Return After Taxes on Distributions                         23.28%        -2.18%
Return After Taxes on Distributions                         15.13%        -1.84%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                                         ONE YEAR   LIFE OF FUND
Return Before Taxes                                         28.38%        -1.34%
Return After Taxes on Distributions                         28.38%        -1.34%
Return After Taxes on Distributions                         18.45%        -1.13%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                                         ONE YEAR   LIFE OF FUND
Return Before Taxes                                         27.38%        -1.34%
Return After Taxes on Distributions                         27.38%        -1.34%
Return After Taxes on Distributions                         17.80%        -1.13%
and Sale of Fund Shares

Class A commenced operations on 6/30/00. Class B and Class C commenced operations on 7/10/00. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not. The maximum sales charge applicable to Class A shares is 5.75%. The CDSC applicable to Class B shares is as follows: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class C shares are subject to a 1% CDSC for shares redeemed within 12 months of purchase.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. The Fund's returns for the one-year period reflect the strong stock market returns during the period. For performance as of the most recent month-end, please refer to www.eatonvance.com.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND as of April 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value
   (identified cost, $59,578,295)                                         $  68,039,557
Receivable for Fund shares sold                                                 246,536
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $  68,286,093
---------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                          $     163,965
Payable to affiliate for distribution and service fees                           12,774
Payable to affiliate for Trustees' fees                                             145
Accrued expenses                                                                 50,654
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $     227,538
---------------------------------------------------------------------------------------
NET ASSETS                                                                $  68,058,555
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                           $  67,870,220
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                             (7,689,970)
Accumulated net investment loss                                                (582,957)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                           8,461,262
---------------------------------------------------------------------------------------
TOTAL                                                                     $  68,058,555
---------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                $  24,979,662
SHARES OUTSTANDING                                                            2,543,428
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)      $        9.82
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $9.82)                                        $       10.42
---------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                $  24,618,305
SHARES OUTSTANDING                                                            2,596,967
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)      $        9.48
---------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                $  18,460,588
SHARES OUTSTANDING                                                            1,943,820
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)      $        9.50
---------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $1,223)         $      73,788
Interest allocated from Portfolio                                                10,957
Expenses allocated from Portfolio                                              (246,288)
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                        $    (161,543)
---------------------------------------------------------------------------------------

EXPENSES

Administration fee                                                        $      48,570
Trustees' fees and expenses                                                       1,001
Distribution and service fees
   Class A                                                                       29,049
   Class B                                                                      117,001
   Class C                                                                       90,607
Transfer and dividend disbursing agent fees                                      67,587
Registration fees                                                                41,356
Printing and postage                                                              8,328
Custodian fee                                                                     8,134
Legal and accounting services                                                     7,480
Miscellaneous                                                                     2,301
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $     421,414
---------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                       $    (582,957)
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $   1,974,311
   Securities sold short                                                        (83,063)
   Foreign currency transactions                                                    374
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                         $   1,891,622
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $    (710,591)
   Securities sold short                                                       (150,618)
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $    (861,209)
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                          $   1,030,413
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $     447,456
---------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  APRIL 30, 2004    YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)       OCTOBER 31, 2003
---------------------------------------------------------------------------------------
From operations --
   Net investment loss                                   $   (582,957)     $   (803,802)
   Net realized gain                                        1,891,622         6,518,446
   Net change in unrealized
      appreciation (depreciation)                            (861,209)        6,171,651
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $    447,456      $ 11,886,295
---------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $  8,295,126      $  6,656,460
      Class B                                               7,394,245         9,430,403
      Class C                                               3,897,181         5,595,324
      Class D                                                      --           173,163
   Cost of shares redeemed
      Class A                                              (3,630,694)       (5,439,685)
      Class B                                              (3,537,088)       (4,586,392)
      Class C                                              (1,461,325)       (4,570,294)
      Class D                                                      --        (1,247,920)
   Net asset value of shares exchanged
      Class A                                                 182,685           242,531
      Class B                                                (182,685)         (242,531)
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                               $ 10,957,445      $  6,011,059
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               $ 11,404,901      $ 17,897,354
---------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                   $ 56,653,654      $ 38,756,300
---------------------------------------------------------------------------------------
AT END OF PERIOD                                         $ 68,058,555      $ 56,653,654
---------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                         $   (582,957)     $         --
---------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                        CLASS A
                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                      APRIL 30, 2004    -------------------------------------------------------
                                                      (UNAUDITED)(1)      2003(1)        2002(1)        2001(1)      2000(1)(2)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $     9.690       $     7.250    $     8.380    $    11.340   $    10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                   $    (0.066)      $    (0.116)   $    (0.114)   $    (0.065)  $    (0.016)
Net realized and unrealized gain (loss)                     0.196             2.556         (1.016)        (2.895)        1.356
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $     0.130       $     2.440    $    (1.130)   $    (2.960)  $     1.340
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $     9.820       $     9.690    $     7.250    $     8.380   $    11.340
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                              1.34%            33.66%        (13.48)%       (26.10)%       13.40%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)             $    24,980       $    19,884    $    14,289    $    10,637   $       674
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                           1.58%(5)          1.66%          1.60%          1.40%         1.48%(5)
   Net expenses after custodian fee reduction(4)             1.58%(5)          1.66%          1.60%          1.40%         1.40%(5)
   Net investment loss                                      (1.32)%(5)        (1.42)%        (1.35)%        (0.69)%       (0.43)%(5)
Portfolio Turnover of the Portfolio                           132%              224%           225%           324%           90%
-------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                1.67%          2.40%        12.00%(5)
   Expenses after custodian fee reduction(4)                                                  1.67%          2.40%        11.92%(5)
   Net investment loss                                                                       (1.42)%        (1.69)%      (10.96)%(5)
Net investment loss per share                                                          $    (0.120)   $    (0.159)  $    (0.408)
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) For the period from the start of business, June 30, 2000, to October 31, 2000.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        CLASS B
                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                      APRIL 30, 2004    -------------------------------------------------------
                                                      (UNAUDITED)(1)      2003(1)        2002(1)        2001(1)      2000(1)(2)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $     9.390       $     7.080    $     8.260    $    11.260   $    10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                   $    (0.100)      $    (0.173)   $    (0.175)   $    (0.131)  $    (0.027)
Net realized and unrealized gain (loss)                     0.190             2.483         (1.005)        (2.869)        1.287
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $     0.090       $     2.310    $    (1.180)   $    (3.000)  $     1.260
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $     9.480       $     9.390    $     7.080    $     8.260   $    11.260
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                              0.96%            32.63%        (14.29)%       (26.64)%       12.60%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)             $    24,618       $    20,868    $    11,939    $     8,931   $       714
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                           2.33%(5)          2.41%          2.35%          2.15%         2.23%(5)
   Net expenses after custodian fee reduction(4)             2.33%(5)          2.41%          2.35%          2.15%         2.15%(5)
   Net investment loss                                      (2.07)%(5)        (2.16)%        (2.10)%        (1.43)%       (0.78)%(5)
Portfolio Turnover of the Portfolio                           132%              224%           225%           324%           90%
-------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                2.42%          3.15%        12.75%(5)
   Expenses after custodian fee reduction(4)                                                  2.42%          3.15%        12.67%(5)
   Net investment loss                                                                       (2.17)%        (2.43)%      (11.30)%(5)
Net investment loss per share                                                          $    (0.181)   $    (0.223)  $    (0.391)
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) For the period from the start of business, July 10, 2000, to October 31, 2000.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        CLASS C
                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                      APRIL 30, 2004    -------------------------------------------------------
                                                      (UNAUDITED)(1)      2003(1)        2002(1)        2001(1)      2000(1)(2)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $     9.410       $     7.090    $     8.270    $    11.260   $    10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                   $    (0.100)      $    (0.172)   $    (0.175)   $    (0.133)  $    (0.025)
Net realized and unrealized gain (loss)                     0.190             2.492         (1.005)        (2.857)        1.285
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $     0.090       $     2.320    $    (1.180)   $    (2.990)  $     1.260
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $     9.500       $     9.410    $     7.090    $     8.270   $    11.260
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                              0.96%            32.72%        (14.27)%       (26.55)%       12.60%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)             $    18,461       $    15,902    $    11,432    $     8,670   $       308
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                           2.33%(5)          2.41%          2.35%          2.15%         2.23%(5)
   Net expenses after custodian fee reduction(4)             2.33%(5)          2.41%          2.35%          2.15%         2.15%(5)
   Net investment loss                                      (2.06)%(5)        (2.16)%        (2.10)%        (1.46)%       (0.72)%(5)
Portfolio Turnover of the Portfolio                           132%              224%           225%           324%           90%
-------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                2.42%          3.15%        12.75%(5)
   Expenses after custodian fee reduction(4)                                                  2.42%          3.15%        12.67%(5)
   Net investment loss                                                                       (2.17)%        (2.46)%      (11.24)%(5)
Net investment loss per share                                                          $    (0.181)   $    (0.224)  $    (0.390)
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) For the period from the start of business, July 10, 2000, to October 31, 2000.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Class B shares held for eight years will automatically convert to Class A shares. The Fund previously offered Class D shares. Such offering was discontinued during the year ended October 31, 2003. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (64.0%) at April 30, 2004. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $8,658,879 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2010.

   D INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   E OTHER -- Investment transactions are accounted for on a trade-date basis.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

   H RECLASSIFICATIONS -- Certain amounts in the prior year's financial statements have been reclassified to conform with the current year presentation.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December ) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                 SIX MONTHS ENDED
                                                 APRIL 30, 2004     YEAR ENDED
   CLASS A                                       (UNAUDITED)        OCTOBER 31, 2003
   ---------------------------------------------------------------------------------
   Sales                                               833,285          767,776
   Redemptions                                        (359,546)        (712,441)
   Exchange from Class B shares                         18,334           25,455
   ---------------------------------------------------------------------------------
   NET INCREASE                                        492,073           80,790
   ---------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED
                                                 APRIL 30, 2004     YEAR ENDED
   CLASS B                                       (UNAUDITED)        OCTOBER 31, 2003
   ---------------------------------------------------------------------------------
   Sales                                               757,727        1,133,178
   Redemptions                                        (363,292)        (571,938)
   Exchange to Class A shares                          (18,962)         (26,232)
   ---------------------------------------------------------------------------------
   NET INCREASE                                        375,473          535,008
   ---------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED
                                                 APRIL 30, 2004     YEAR ENDED
   CLASS C                                       (UNAUDITED)        OCTOBER 31, 2003
   ---------------------------------------------------------------------------------
   Sales                                               402,972          684,332
   Redemptions                                        (148,929)        (606,805)
   ---------------------------------------------------------------------------------
   NET INCREASE                                        254,043           77,527
   ---------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2004, the administration fee amounted to $48,570. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2004, EVM earned $6,166 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $49,822 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2004. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus

   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $87,751 and $67,955 for Class B and Class C, respectively, to or payable to EVD for the six months ended April 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and C shares, respectively. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $847,000 and $899,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2004 amounted to $29,049, $29,250, and $22,652 for Class A, Class B and Class C, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received less than $100 and approximately $30,000 and $2,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2004, aggregated $19,811,881 and $9,169,484, respectively.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 90.8%

SECURITY                                               SHARES      VALUE
--------------------------------------------------------------------------------
AEROSPACE - EQUIPMENT -- 0.8%

Precision Castparts Corp.                                  20,000  $     900,200
--------------------------------------------------------------------------------
                                                                   $     900,200
--------------------------------------------------------------------------------

BEVERAGES -- 1.1%

Cott Corp.(1)                                              37,000  $   1,123,320
--------------------------------------------------------------------------------
                                                                   $   1,123,320
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.7%

Celgene Corp.(1)                                           50,000  $   2,584,500
Kosan Biosciences, Inc.(1)                                 19,200        265,344
--------------------------------------------------------------------------------
                                                                   $   2,849,844
--------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 3.4%

NTL, Inc.(1)                                               63,932  $   3,629,420
--------------------------------------------------------------------------------
                                                                   $   3,629,420
--------------------------------------------------------------------------------

BUILDING - RESIDENTIAL -- 3.1%

Fleetwood Enterprises, Inc.(1)                            225,000  $   3,262,500
--------------------------------------------------------------------------------
                                                                   $   3,262,500
--------------------------------------------------------------------------------

BUSINESS SERVICES -- 7.4%

Alliance Data Systems Corp.(1)                             18,000  $     625,860
Coinstar, Inc.(1)                                          70,000      1,207,500
Dun & Bradstreet Corp.(1)                                  19,000        992,750
Gevity HR, Inc.                                            52,000      1,145,560
Intersections, Inc.(1)                                     26,989        666,628
MDC Partners, Inc.(1)                                      68,000        833,680
Rollins, Inc.                                              31,300        743,375
Sotheby's Holdings, Inc., Class A(1)                      125,000      1,623,750
--------------------------------------------------------------------------------
                                                                   $   7,839,103
--------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.4%

Cognizant Technology Solutions Corp.(1)                    10,000  $     432,600
--------------------------------------------------------------------------------
                                                                   $     432,600
--------------------------------------------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS -- 4.4%

Affiliated Computer Services, Inc.(1)                      41,000  $   1,988,500
Research in Motion Ltd.(1)                                 31,100      2,698,236
--------------------------------------------------------------------------------
                                                                   $   4,686,736
--------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.9%

Gateway, Inc.(1)                                          200,000  $     964,000
--------------------------------------------------------------------------------
                                                                   $     964,000
--------------------------------------------------------------------------------

DISTRIBUTION SERVICES -- 0.5%

Central European Distribution Corp.(1)                     18,800  $     576,261
--------------------------------------------------------------------------------
                                                                   $     576,261
--------------------------------------------------------------------------------

DRUGS -- 5.8%

American Pharmaceutical Partners, Inc.(1)                  69,179  $   2,926,272
Astrazeneca PLC ADR                                        45,000      2,153,250
Novartis AG ADR                                            25,000      1,120,000
--------------------------------------------------------------------------------
                                                                   $   6,199,522
--------------------------------------------------------------------------------

EDUCATION -- 2.3%

EVCI Career Colleges, Inc.(1)                              41,000  $     501,840
Sylvan Learning Systems, Inc.(1)                           54,400      1,917,600
--------------------------------------------------------------------------------
                                                                   $   2,419,440
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%

L-3 Communications Holdings, Inc.                           2,000  $     123,480
--------------------------------------------------------------------------------
                                                                   $     123,480
--------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES -- 1.2%

FLIR Systems, Inc.(1)                                      28,000  $   1,313,480
--------------------------------------------------------------------------------
                                                                   $   1,313,480
--------------------------------------------------------------------------------

ENERGY SOURCES -- 1.0%

Spinnaker Exploration Co.(1)                               30,000  $   1,070,100
--------------------------------------------------------------------------------
                                                                   $   1,070,100
--------------------------------------------------------------------------------

ENTERTAINMENT -- 2.2%

Metro-Goldwyn-Mayer, Inc.(1)                              113,900  $   2,394,178
--------------------------------------------------------------------------------
                                                                   $   2,394,178
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.0%

Mitsubishi Tokyo Financial Group, Inc. ADR                200,000  $   1,780,000
Student Loan Corp., (The)                                   2,500        354,000
--------------------------------------------------------------------------------
                                                                   $   2,134,000
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                               SHARES      VALUE
--------------------------------------------------------------------------------
FOODS -- 1.0%

Wrigley (Wm.) Jr. Co.                                      18,000  $   1,110,600
--------------------------------------------------------------------------------
                                                                   $   1,110,600
--------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 1.8%

Tempur-Pedic International, Inc.(1)                       119,400  $   1,863,834
--------------------------------------------------------------------------------
                                                                   $   1,863,834
--------------------------------------------------------------------------------

GAMING -- 1.6%

Shuffle Master, Inc.(1)                                    51,498  $   1,686,559
--------------------------------------------------------------------------------
                                                                   $   1,686,559
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 5.3%

American Healthcorp, Inc.(1)                               45,800  $   1,109,734
Davita, Inc.(1)                                                50          2,555
PacifiCare Health Systems, Inc.(1)                         60,000      2,145,600
United Surgical Partners International, Inc.(1)            67,000      2,426,740
--------------------------------------------------------------------------------
                                                                   $   5,684,629
--------------------------------------------------------------------------------

INSURANCE -- 4.9%

PMI Group, Inc., (The)                                     54,000  $   2,323,620
Radian Group, Inc.                                         50,000      2,325,500
Triad Guaranty, Inc.(1)                                     9,800        536,060
--------------------------------------------------------------------------------
                                                                   $   5,185,180
--------------------------------------------------------------------------------

INTERNET SERVICES -- 6.5%

Checkfree Corp.(1)                                         38,600  $   1,159,544
InterActiveCorp(1)                                         31,000        987,970
Monster Worldwide, Inc.(1)                                 59,900      1,534,039
WebEx Communications, Inc.(1)                              63,000      1,413,720
Yahoo!, Inc.(1)                                            35,000      1,766,100
--------------------------------------------------------------------------------
                                                                   $   6,861,373
--------------------------------------------------------------------------------

MACHINERY -- 0.2%

Milacron, Inc.                                             50,000  $     196,500
--------------------------------------------------------------------------------
                                                                   $     196,500
--------------------------------------------------------------------------------

MINING -- 0.1%

Aber Diamond Corp.(1)                                       5,400  $     149,256
--------------------------------------------------------------------------------
                                                                   $     149,256
--------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.9%

ENSCO International, Inc.                                  72,000  $   1,970,640
--------------------------------------------------------------------------------
                                                                   $   1,970,640
--------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 3.5%

Harvest Natural Resources, Inc.(1)                        160,000  $   2,630,400
Plains Exploration and Production Co.(1)                   56,000      1,103,200
--------------------------------------------------------------------------------
                                                                   $   3,733,600
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 6.0%

Estee Lauder Cos., Inc. (The), Class A                     38,000  $   1,736,980
Gillette Co. (The)                                         89,000      3,641,880
Oriflame Cosmetics(1)                                       1,430         44,457
Weight Watchers International, Inc.(1)                     25,000        975,000
--------------------------------------------------------------------------------
                                                                   $   6,398,317
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.0%

Pfizer, Inc.                                               90,000  $   3,218,400
--------------------------------------------------------------------------------
                                                                   $   3,218,400
--------------------------------------------------------------------------------

RESTAURANT -- 1.0%

Panera Bread Co.(1)                                        26,000  $   1,062,620
--------------------------------------------------------------------------------
                                                                   $   1,062,620
--------------------------------------------------------------------------------

RETAIL -- 1.2%

Tweeter Home Entertainment Group, Inc.(1)                 175,000  $   1,254,750
--------------------------------------------------------------------------------
                                                                   $   1,254,750
--------------------------------------------------------------------------------

RETAIL - APPAREL -- 3.2%

Foot Locker, Inc.                                         122,000  $   2,928,000
Warnaco Group, Inc., (The)(1)                              23,000        439,990
--------------------------------------------------------------------------------
                                                                   $   3,367,990
--------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 1.1%

CVS Corp.                                                  30,000  $   1,158,900
--------------------------------------------------------------------------------
                                                                   $   1,158,900
--------------------------------------------------------------------------------

RETAIL - SPECIALTY -- 2.8%

MSC Industrial Direct Co., Inc.                            34,000  $     974,440
NBTY, Inc.(1)                                              53,000      1,969,480
--------------------------------------------------------------------------------
                                                                   $   2,943,920
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                               SHARES      VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 1.7%

Lexar Media, Inc.(1)                                      190,000  $   1,767,000
--------------------------------------------------------------------------------
                                                                   $   1,767,000
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 0.9%

Amdocs Ltd.(1)                                             36,000  $     955,800
IDT Corp.(1)                                                1,000         18,540
--------------------------------------------------------------------------------
                                                                   $     974,340
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.2%

Swift Transportation Co., Inc.(1)                          10,000  $     169,200
--------------------------------------------------------------------------------
                                                                   $     169,200
--------------------------------------------------------------------------------

UTILITIES -- 0.7%

TXU Corp.                                                  22,000  $     751,080
--------------------------------------------------------------------------------
                                                                   $     751,080
--------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 2.9%

NII Holdings, Inc., Class B(1)                             87,000  $   3,045,000
--------------------------------------------------------------------------------
                                                                   $   3,045,000
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $83,393,325)                                    $  96,471,872
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.1%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                          $    2,237  $   2,237,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $2,237,000)                                 $   2,237,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 92.9%
   (IDENTIFIED COST $85,630,325)                                   $  98,708,872
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (1.7)%

SECURITY                                               SHARES      VALUE
--------------------------------------------------------------------------------
Yahoo!, Inc.(1)                                            35,000  $  (1,766,100)
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $1,144,289)                                            $  (1,766,100)
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 7.1%                             $   9,362,049
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 106,304,821
--------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $85,630,325)                            $   98,708,872
Cash                                                                                    13,729
Deposit with brokers for securities sold short                                       1,144,289
Receivable for investments sold                                                     10,637,562
Interest and dividends receivable                                                       28,642
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $  110,533,094
----------------------------------------------------------------------------------------------

LIABILITIES

Payable for securities sold short, at value (proceeds received of $1,144,289)   $    1,766,100
Payable for investments purchased                                                    2,442,363
Payable to affiliate for Trustees' fees                                                    559
Accrued expenses                                                                        19,251
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $    4,228,273
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                       $  106,304,821
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                         $   93,848,085
Net unrealized appreciation (computed on the basis of identified cost)              12,456,736
----------------------------------------------------------------------------------------------
TOTAL                                                                           $  106,304,821
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,910)                                        $      115,342
Interest                                                                                17,106
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         $      132,448
----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                          $      329,318
Trustees' fees and expenses                                                              3,765
Custodian fee                                                                           39,306
Legal and accounting services                                                           11,895
Miscellaneous                                                                            1,060
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $      385,344
----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                             $     (252,896)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $    3,070,728
   Securities sold short                                                              (130,535)
   Foreign currency transactions                                                           623
----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                               $    2,940,816
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $   (1,069,474)
   Securities sold short                                                              (236,600)
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $   (1,306,074)
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                $    1,634,742
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $    1,381,846
----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED
INCREASE (DECREASE)                                        APRIL 30, 2004     YEAR ENDED
IN NET ASSETS                                              (UNAUDITED)        OCTOBER 31, 2003
----------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                        $    (252,896)     $    (334,355)
   Net realized gain                                              2,940,816          8,862,909
   Net change in unrealized
      appreciation (depreciation)                                (1,306,074)         9,941,864
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $   1,381,846      $  18,470,418
----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                              $  27,105,288      $  37,008,735
   Withdrawals                                                   (9,170,666)       (17,386,798)
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                       $  17,934,622      $  19,621,937
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                    $  19,316,468      $  38,092,355
----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                        $  86,988,353      $  48,895,998
----------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $ 106,304,821      $  86,988,353
----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                   SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2004     ----------------------------------------------------
                                                      (UNAUDITED)         2003          2002          2001         2000(1)
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
  Expenses                                                   0.76%(2)        0.79%         0.82%         1.09%         1.36%(2)
  Expenses after custodian fee reduction                     0.76%(2)        0.79%         0.82%         1.09%         1.28%(2)
  Net investment loss                                       (0.50)%(2)      (0.54)%       (0.58)%       (0.36)%       (0.21)%(2)
Portfolio Turnover                                            132%            224%          225%          324%           90%
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                              1.76%          34.80%       (12.80)%          --            --
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $  106,305      $   86,988    $   48,896    $   34,392    $    4,012
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000, to October 31, 2000.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund held an approximate 64.0% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (approximately 35.9% at April 30, 2004). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange traded options are valued at the last sale price for the day of valuation as quoted on the principle exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at their fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   G OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $329,318. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $142,131,904 and $125,624,653, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                 $   85,630,324
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                  $   15,305,845
   Gross unrealized depreciation                                      (2,227,297)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                    $   13,078,548
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2004 there were no outstanding obligations under these financial instruments.

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

               OFFICERS
               Thomas E. Faust Jr.
               President

               William H. Ahern, Jr.
               Vice President

               Thomas J. Fetter
               Vice President

               Michael R. Mach
               Vice President

               Robert B. MacIntosh
               Vice President

               Duncan W. Richardson
               Vice President

               Walter A. Row, III
               Vice President

               Judith A. Saryan
               Vice President

               Susan Schiff
               Vice President

               James L. O'Connor
               Treasurer

               Alan R. Dynner
               Secretary

               TRUSTEES
               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO

               OFFICERS
               Duncan W. Richardson
               President

               Arieh Coll
               Vice President and
               Portfolio Manager

               Kristin S. Anagnost
               Treasurer

               Alan R. Dynner
               Secretary

               TRUSTEES
               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

        INVESTMENT ADVISER OF TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

       ADMINISTRATOR OF EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

824-6/04                                                               TMCAPSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST ON BEHALF OF EATON VANCE TAX MANAGED MULTI CAP OPPORTUNITY FUND

By:    /s/ Thomas E. Faust
       -------------------
       Thomas E. Faust
       President


Date:  June 17, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  June 17, 2004
       -------------


By:    /s/ Thomas E. Faust
       -------------------
       Thomas E. Faust
       President


Date:  June 17, 2004
       -------------